Warrants (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Activity Of Warrants

Activity of warrants during the year ended December 31, 2021 is as follows:

	Public	Legacy Wejo	Total
	Warrants	Warrants	Warrants
Outstanding as of December 31, 2020	—	2,696,120	2,696,120
Issued as part of the Merger	11,500,000	—	11,500,000
Exercised	—	(2,696,120)	(2,696,120)
Total warrants outstanding as of December 31, 2021	11,500,000	—	11,500,000

Activity of the Exchangeable Rights during the year ended December 31, 2021 is as follows:

Exchangeable Rights
liability
Outstanding as of December 31, 2020	$—
Issued as part of the Business Combination	6,600,000
Exercised	—
Outstanding as of December 31, 2021	$6,600,000